Long-term debt (Tables)	12 Months Ended
Mar. 31, 2018
Schedule of Long-term Debt Instruments

The below table presents the balance of long-term debt as of March 31, 2017 and March 31, 2018 and the related contractual rates and maturity dates:

	Years ended March 31,
	2017				2018
	Maturity / Call dates	Stated interest rates	Total		Maturity / Call dates	Stated interest rates	Total		Total
	(In millions)
Subordinated debt
Lower Tier II
Fixed rate	2018-2027	6.00% to 10.70%	Rs.	121,215.9	2019-2028	7.56% to 10.70%	Rs.	124,264.8	US$	1,908.5
Upper Tier II
Fixed rate	2018-2021	8.70% to 10.85%		27,797.7	2019-2021	8.70% to 10.85%		26,798.7		411.6
Perpetual debt	—	—		—	2023	8.85%		79,997.3		1,228.6
Others*
Variable rate—(1)	2018-2022	2.20% to 3.70%		22,013.6	2020-2022	2.68% to 3.25%		32,227.2		495.0
Variable rate—(2)	2018-2021	8.00% to 11.35%		74,677.8	2019-2023	7.64% to 10.05%		108,196.7		1,661.8
Fixed rate—(1)	2018-2027	7.07% to 10.35%		444,930.8	2019-2027	6.90% to 10.35%		561,421.6		8,622.7
Fixed rate—(2)	2018	1.62% to 4.30%		40,284.9	—	—		—		—

Total			Rs.	730,920.7			Rs.	932,906.3	US$	14,328.2

*	Variable rate (1) and fixed rate (2) represent foreign currency debt

Maturities of Long-Term Debt Disclosures

The scheduled maturities of long-term debt are set out below:

	As of March 31, 2018
	(In millions)
Due in the twelve months ending March 31:
2019	Rs.	172,122.8	US$	2,643.6
2020		234,215.1		3,597.2
2021		88,593.9		1,360.7
2022		33,789.7		519.0
2023		42,380.0		650.9
Thereafter		281,807.5		4,328.2

Total(1)	Rs.	852,909.0	US$	13,099.6

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 79,997.3 million (net of debt issuance cost).

Long-term Debt
Schedule of Long-term Debt Instruments

Long-term debt as of March 31, 2017 and March 31, 2018 comprised of the following:

	As of March 31,
	2017		2018		2018
	(In millions)
Subordinated debt	Rs.	149,020.0	Rs.	231,070.0	US$	3,548.9
Others		581,969.0		701,885.6		10,780.0
Less: Debt issuance cost		(68.3)		(49.3)		(0.7)

Total	Rs.	730,920.7	Rs.	932,906.3	US$	14,328.2